SCHEDULE OF WORKING CAPITAL LOANS (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Short-Term Debt [Line Items]
Total working capital loans		$ 197,067	$ 253,409	$ 760,130
Less: current portion		(48,503)	(62,370)	(151,714)
Non-current portion		148,564	191,039	608,416
Loan I [Member]
Short-Term Debt [Line Items]
Total working capital loans	[1]			444,349
Loan II [Member]
Short-Term Debt [Line Items]
Total working capital loans	[2]	$ 197,067	$ 253,409	$ 315,781

[1]	On April 26, 2024, the Company applied for a long-term working capital loan from a financial institution in the amount of S$500,000, which is repayable by 60 equal monthly instalments of S$10,138.50 with the first instalment to be paid on April 30, 2024. The working capital loan bore a fixed interest rate of 8.0% per annum. The loan was jointly secured by certain directors and shareholders of the Company. The loan was fully repaid in November 2025.
[2]	On May 2, 2024, the Company applied for a long-term working capital loan from a financial institution in the amount of S$350,000, which is repayable by 60 equal monthly instalments of S$7,054.94 with the first instalment to be paid on June 3, 2024. The working capital loan bears a fixed interest rate of 7.75% per annum. The loan was jointly secured by certain directors and shareholders of the Company.